CONVERTIBLE NOTES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Schedule of Convertible Debt

	Principal Balance 12/31/2022	Notes converted	Principal Balance 6/30/2023	Less: Discount Balance	Net Principal Balance 6/30/2023
Sabby Volatility Warrant Master Fund, LTD	$7,392,899	$(4,431,207)	$2,961,692	$(782,138)	$2,179,554
L1 Capital Global Opportunities Master Fund, Ltd	7,500,000	(2,843,333)	4,656,667	(1,229,754)	3,426,913
	$14,892,899	$(7,274,540)	$7,618,359	$(2,011,892)	$5,606,467

	Principal Balance 1/1/2021	New Notes	Notes assigned or exchanged	Notes converted	Principal Balance 12/31/2021	Less: Discount Balance	Net Principal Balance 12/31/2021
BD1 Notes (related party)	$10,500,000	$—	$(600,000)	$—	$9,900,000	$(2,210,182)	$7,689,818
Crowdex Note (related party)	250,000	—	—	(250,000)	—	—	—
Nanyang Note	—	—	600,000	(100,000)	500,000	(112,971)	387,029
	$10,750,000	$—	$—	$(350,000)	$10,400,000	$(2,323,153)	$8,076,847

	Principal Balance 12/31/2021	New Notes	Notes assigned or exchanged	Notes converted	Principal Balance 12/31/2022	Less: Discount Balance	Net Principal Balance 12/31/2022
Nanyang Note	500,000	—	1,000,000	(1,500,000)	—	—	—
Fleur	—	—	1,000,000	(1,000,000)	—	—	—
Sabby	—	7,500,000	—	(107,101)	7,392,899	(4,777,643)	2,615,256
L1	—	7,500,000	—	—	7,500,000	(4,846,857)	2,653,143
	$10,400,000	$15,000,000	$—	$(10,507,101)	$14,892,899	$(9,624,500)	$5,268,399

Schedule of Fair Value of Warrants

Warrants
Expected stock price volatility	82%
Dividend yield	0%
Risk-free interest rate	3%
Expected life of the warrants (in years)	5

Schedule of Allocation of Proceeds

	Gross Amount	Allocation	Original Note Discount	Transaction Costs	Net Amount
Convertible Debt	$15,000,000	$(7,480,058)	$(1,500,000)	$(930,678)	$5,089,264
Warrants	—	2,990,029	—	(462,256)	2,527,773
BCF	—	4,490,029	—	(694,155)	3,795,874
	$15,000,000	$—	$(1,500,000)	$(2,087,089)	$11,412,911

Schedule of Convertible Notes Prepayment

Prepayment Date	Aggregate
April 3, 2023	$333,333
April 13, 2023	333,333
May 18, 2023	666,667
June 19, 2023	666,667
$2,000,000

Schedule of Settlement of Debt

Debt Settlement
Equity issued for convertible debt	$3,364,467
Conversions payable	500,370
Cash repayments	1,025,423
Accelerated discount recognized in APIC	2,384,280
Principal settled during the six months ended June 30, 2023	$7,274,540

Sabby L One Convertible Note [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Schedule of Fair Value of Warrants

Warrants
Expected stock price volatility	129.5%
Dividend yield	0%
Risk-free interest rate	3.7%
Expected life of the warrants (in years)	2.5